General information, Corporate Events (Details) $ in Thousands	Dec. 31, 2017 shares	Dec. 21, 2017 MXN ($) shares	Dec. 21, 2017 $ / shares	Dec. 31, 2016 shares
Corporate events [Abstract]
Number of shares of variable capital increase (in shares)	103,760,541			103,760,541
Percentage of shares transferred	100.00%
TMM DM [Member]
Corporate events [Abstract]
Percentage of shares transferred		85.00%
TMM DM [Member] | Class II Series B Common Shares [Member]
Corporate events [Abstract]
Amount of variable capital increase | $		$ 35
Number of shares of variable capital increase (in shares)		42,500,000
Variable capital increase, par value (in pesos per share) | $ / shares			$ 0